Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants [Abstract]
Summary of weighted-average assumptions

2013
Dividend yield (1)	0.0%
Expected volatility (2)	116%
5 Year Bond interest rate (3)	1.20%
Expected life (4)	6.0

(1) Represents cash dividends paid as a percentage of the share price on the date of grant.
(2) Based on historical volatility of the Company’s common stock over the expected life of the options.
(3) Represents the U.S. Treasury rates over maturity periods matching the expected term of the options at the time of grant.
(4) The period of time that options granted is expected to be outstanding based upon the simplified method.

Summary of stock option activity
Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value($000)
Outstanding at January 1, 2013	-	-
Granted	1,000,000	0.26	*	$-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2013	1,000,000	$0.26	*	$-
Exercisable at December 31, 2013	-	-	-	-

* These 1,000,000 options were granted without a specified expiration term.

Summary of warrants activity

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2012	-	$-
Granted	29,415,000	0.30
Anti-dilution issuance	525,000	0.20
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2013	29,940,000	$0.30
Exercisable at December 31, 2013	29,940,000	$0.30
Aggregate intrinsic value		$52,500